Income Tax Expense - Summary of Income Tax Relating to Each Component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ 29,352	₺ 536,796	₺ 850,188
Change in cash flow hedge reserve	9,914	(217,877)	19,156
Change in cost of hedging reserve	(487,644)	75,605	(347,602)
Fair value reserve	(1,970)	4,451
Hedges of net investments in foreign operations	(368,959)	(55,389)
Remeasurements of employee termination benefits	(37,230)	(36,385)	12,699
Total, Before tax	(856,537)	307,201	534,441
Foreign currency translation differences	7,729	(99,234)	(226,667)
Change in cash flow hedge reserve	(5,957)	47,933	(4,214)
Change in cost of hedging reserve	92,089	(16,634)	76,472
Fair value reserve	483	(979)
Hedges of net investments in foreign operations	72,684	12,186
Remeasurements of employee termination benefits	6,085	8,005	(2,794)
Total, Tax (expense)/benefit	173,113	(48,723)	(157,203)
Foreign currency translation differences	37,081	437,562	623,521
Change in cash flow hedge reserve	3,957	(169,944)	14,942
Change in cost of hedging reserve	(395,555)	58,971	(271,130)
Fair value reserve	(1,487)	3,472
Hedges of net investments in foreign operations	(296,275)	(43,203)
Remeasurements of employee termination benefits	(31,145)	(28,380)	9,905
Other comprehensive income/(loss) for the year, net of income tax	₺ (683,424)	₺ 258,478	₺ 377,238